Lease (Details) - Schedule of Company’s Lease Expenses - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Expenses [Abstract]
Operating lease expenses	$ 96,875	$ 87,367	$ 288,751	$ 261,494	$ 358,576	$ 335,208
Cash paid for amounts included in the measurement of operating lease liabilities			$ 288,751	$ 261,494	$ 358,576	$ 335,208
Weighted Average Remaining Lease Term:
Operating leases	2 years 14 days		2 years 14 days		2 years 5 months 23 days	2 years 10 months 24 days
Weighted Average Discount Rate:
Operating leases	1.53%		1.53%		1.49%	1.39%